Transamerica Financial Life Insurance Company

440 Mamaroneck Ave

Harrison, New York 10528

September 6, 2017

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Transamerica Partners Variable Funds (the “Registrant”)
(1933 Act File No.: 033-73734) (1940 Act File No.: 811-08264)

Ladies and Gentlemen:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Transamerica Partners Variable Funds, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual report for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act. Pursuant to Rule 30e-1 under the Act, the following semi-annual reports were filed, or will be filed, with the Commission via EDGAR:

•	Transamerica Partners Portfolios, SEC File No. 811-08272

•	Calvert Variable Series, Inc., SEC File No. 811-03591

•	Transamerica Funds, SEC File No. 811-04556

To the extent necessary, these filings are incorporated by reference.

Very truly yours,

/s/ Alison Ryan

Alison Ryan

Vice President and Associate General Counsel